Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of goodwill
Goodwill activity consisted of the following during 2020 and 2019:

	Year Ended December 31,
	2020	2019
	(in thousands)
Cost at the beginning of the year	$941	$951
Additions	—	—
Disposals at cost	—	—
Impact of currency translation	27	(10)

Cost at the end of the year	$968	$941

Summary of intangible assets
Other intangible asset (patents) activity consisted of the following during 2020 and 2019

	Year Ended December 31,
	2020	2019
	(in thousands)
Amortization period (straight-line, in years)	10 - 17	10 - 17
Cost at the beginning of the year	$4,835	$4,919
Additions	181	—
Disposals at cost	—	(33)
Impact of currency translation	157	(51)

Cost at the end of the year	$5,173	$4,835

Accumulated Amortization at the beginning of the year	$2,230	$1,839
Amortization and impairment	396	415
Accumulated impairment of disposed items	—	(6)
Impact of currency translation	104	(18)

Accumulated Amortization at the end of the year	2,731	2,230

Carrying amount at the end of the year	$2,442	$2,605